Risk Management (Details 17) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial management portfolio - local currency [Member] | Loss Limit [Member]
Statement Line Items [Line Items]
Effect on financial income	$ 100,000	$ 48,000
Effect on capital	275,000	192,001
Financial management portfolio - local currency [Member] | High [Member]
Statement Line Items [Line Items]
Effect on financial income	32,719	43,742
Effect on capital	273,473	189,725
Financial management portfolio - local currency [Member] | Average [Member]
Statement Line Items [Line Items]
Effect on financial income	24,719	37,569
Effect on capital	228,772	180,972
Financial management portfolio - local currency [Member] | Low [Member]
Statement Line Items [Line Items]
Effect on financial income	12,686	27,854
Effect on capital	145,338	170,450
Financial management portfolio - consolidated [Member] | Loss Limit [Member]
Statement Line Items [Line Items]
Effect on financial income	100,000	48,000
Effect on capital	275,000	192,002
Financial management portfolio - consolidated [Member] | High [Member]
Statement Line Items [Line Items]
Effect on financial income	34,462	45,492
Effect on capital	271,989	192,848
Financial management portfolio - consolidated [Member] | Average [Member]
Statement Line Items [Line Items]
Effect on financial income	27,918	38,908
Effect on capital	227,303	182,557
Financial management portfolio - consolidated [Member] | Low [Member]
Statement Line Items [Line Items]
Effect on financial income	15,236	29,167
Effect on capital	143,836	168,766
Financial management portfolio - foreign currency [Member] | Loss Limit [Member] | USD [Member]
Statement Line Items [Line Items]
Effect on financial income	30	30
Effect on capital	75	75
Financial management portfolio - foreign currency [Member] | High [Member] | USD [Member]
Statement Line Items [Line Items]
Effect on financial income	20	12
Effect on capital	35	38
Financial management portfolio - foreign currency [Member] | Average [Member] | USD [Member]
Statement Line Items [Line Items]
Effect on financial income	12	9
Effect on capital	12	22
Financial management portfolio - foreign currency [Member] | Low [Member] | USD [Member]
Statement Line Items [Line Items]
Effect on financial income	5	4
Effect on capital	$ 1	$ (10)